CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 31,866	$ 33,891	$ 140,056	[1]	$ 161,338	[1]
Operating expenses:
Direct contracting costs and reimbursed expenses	15,468	17,561
Direct contracting costs and reimbursed expenses			69,904		81,071
Salaries and related	14,345	15,166	58,309		62,859
Office and general	2,564	2,929	10,703		10,915
Marketing and promotion	930	878	3,588		3,643
Depreciation and amortization	283	397	1,361		1,467
Total operating expenses	33,590	36,931	143,865		159,955
Operating loss	(1,724)	(3,040)	(3,809)		1,383
Non-operating income (expense):
Interest income, net	71	93	360		372
Other expense, net	(71)	(39)	(21)		813
(Loss) income before income taxes	(1,724)	(2,986)	(3,470)		2,568
Provision for (benefit from) income taxes	32	(88)	1,300		370
Net (loss) income	$ (1,756)	$ (2,898)	$ (4,770)		$ 2,198
Loss per share:
Basic (in dollars per share)	$ (0.59)	$ (0.95)	$ (1.59)		$ 0.72
Diluted (in dollars per share)	$ (0.59)	$ (0.95)	$ (1.59)		$ 0.7
Weighted-average shares outstanding:
Basic (in shares)	2,985	3,041	3,000		3,064
Diluted (in shares)	2,985	3,041	3,000		3,140

[1]	Revenue by geographic region disclosed above is net of any inter-segment revenue and, therefore, represents only revenue from external customers according to the location of the operating subsidiary.